UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF

CSOP China CSI 300 A-H Dynamic ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FSTE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

	Shares	Market Value
Common Stocks - 97.9%
China - 97.9%
Advertising - 0.1%
Focus Media Information Technology Co. Ltd. Class A	3,000	$7,433

Auto Manufacturers - 2.5%
Byd Co. Ltd. Class A(a)	4,600	42,114
Guangzhou Automobile Group Co. Ltd. Class A	3,300	11,632
SAIC Motor Corp. Ltd. Class A	22,789	69,387
		123,133

Banks - 38.3%
Agricultural Bank of China Ltd. Class A	347,100	166,676
Bank of Beijing Co. Ltd. Class A	88,500	137,718
Bank of China Ltd. Class A	207,300	99,856
Bank of Communications Co. Ltd. Class A	171,600	144,975
China CITIC Bank Corp. Ltd. Class A(a)	26,838	22,835
China Construction Bank Corp. Class A	92,000	65,577
China Everbright Bank Co. Ltd. Class A	141,500	79,838
China Merchants Bank Co. Ltd. Class A	85,728	225,128
China Minsheng Banking Corp. Ltd. Class A	237,320	318,020
Industrial & Commercial Bank of China Ltd. Class A	212,200	141,383
Industrial Bank Co. Ltd. Class A	101,932	233,111
Ping An Bank Co. Ltd. Class A	70,924	92,593
Shanghai Pudong Development Bank Co. Ltd. Class A	82,847	193,568
		1,921,278

Beverages - 5.9%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	2,800	30,219
Kweichow Moutai Co. Ltd. Class A	4,147	181,663
Wuliangye Yibin Co. Ltd. Class A(a)	17,200	83,961
		295,843

Building Materials - 2.6%
Gree Electric Appliances, Inc. of Zhuhai Class A(b) (c)	51,028	132,472

Coal - 0.8%
China Shenhua Energy Co. Ltd. Class A	19,867	41,946

Commercial Services - 0.5%
Shanghai International Port Group Co. Ltd. Class A	30,300	23,189

Diversified Financial Services - 11.4%
CITIC Securities Co. Ltd. Class A	76,446	186,184
GF Securities Co. Ltd. Class A(a)	23,341	58,703
Guosen Securities Co. Ltd. Class A	12,100	31,322
Guotai Junan Securities Co. Ltd. Class A	15,600	41,646
Haitong Securities Co. Ltd. Class A	59,000	136,522
Huatai Securities Co. Ltd. Class A(a)	22,900	65,017
Shenwan Hongyuan Group Co. Ltd. Class A(a)	42,400	53,509
		572,903

CSOP ETF TRUST

CSOP FSTE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value
Electric – 1.2%
China National Nuclear Power Co. Ltd. Class A(a)	39,200	$40,177
Huaneng Power International, Inc. Class A	18,800	21,215
		61,392

Electronics - 1.0%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	15,609	50,266

Engineering & Construction - 4.3%
China Communications Construction Co. Ltd. Class A	13,900	21,964
China Railway Construction Corp. Ltd. Class A	27,500	41,102
China Railway Group Ltd. Class A	56,900	59,513
China State Construction Engineering Corp. Ltd. Class A	118,100	94,282
		216,861

Healthcare-Services - 0.4%
Shanghai RAAS Blood Products Co. Ltd. Class A	3,800	21,486

Holding Companies-Diversified - 0.9%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	20,500	43,837

Home Furnishings - 1.8%
Midea Group Co. Ltd. Class A	25,790	91,798

Insurance - 12.3%
China Life Insurance Co. Ltd. Class A	14,345	44,818
China Pacific Insurance Group Co. Ltd. Class A	24,817	100,699
New China Life Insurance Co. Ltd. Class A	5,846	35,441
Ping An Insurance Group Co. of China Ltd. Class A	90,536	435,293
		616,251

Iron/Steel - 0.7%
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	80,100	34,377

Miscellaneous Manufacturer - 2.1%
CRRC Corp. Ltd. Class A	76,730	105,585

Oil & Gas - 2.3%
China Petroleum & Chemical Corp. Class A	97,100	68,775
PetroChina Co. Ltd. Class A	40,700	44,157
		112,932

Real Estate - 6.1%
China Vanke Co. Ltd. Class A(b) (c)	151,000	304,540

Shipbuilding - 1.7%
China Shipbuilding Industry Co. Ltd. Class A	89,600	85,110

CSOP ETF TRUST

CSOP FSTE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value
Transportation - 1.0%
Daqin Railway Co. Ltd. Class A	53,700	$51,895

Total Common Stocks (Cost $5,341,214)		4,914,527

Total Investments -97.9% (Cost $5,341,214) #		4,914,527
Other assets in excess of liabilities - 2.1%		107,112
Total Net Assets - 100.0%		$5,021,639

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $437,012 or 8.7% of net assets.
(c)	Security has been deemed to be illiquid as of June 30, 2016.

#	Cost for federal income tax purposes as of June 30, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$138,759
Gross unrealized depreciation	(565,446)
Net unrealized depreciation	$(426,687)

Summary of Investments by Sector^
Financials	39.8%
Consumer Discretionary	30.2
Consumer Staples	11.2
Energy	9.0
Industrials	5.2
Information Technology	0.9
Health Care	0.8
Materials	0.4
Utilities	0.4
Other assets in excess of liabilities	2.1
100.0%

^	As a percentage of total net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

	Shares	Market Value
Common Stocks - 97.9%
China - 97.9%
Advertising - 0.3%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,400	$3,473

Aerospace/Defense - 1.0%
AVIC Aircraft Co. Ltd. Class A	1,400	4,137
Avic Aviation Engine Corp. PLC Class A	700	3,640
AVIC Helicopter Co. Ltd. Class A	300	1,867
Jihua Group Corp. Ltd. Class A	2,100	2,407
		12,051

Agriculture - 0.6%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	2,177
Heilongjiang Agriculture Co. Ltd. Class A	900	1,422
Hunan Dakang International Food & Agriculture Co. Ltd. Class A(a)	4,560	2,669
Thaihot Group Co. Ltd. Class A	500	1,459
		7,727

Airlines - 1.3%
Air China Ltd. Class A	3,000	3,043
China Eastern Airlines Corp. Ltd. Class A(a)	3,700	3,670
China Southern Airlines Co. Ltd. Class A	3,800	4,026
Hainan Airlines Co. Ltd. Class A(a)	6,400	3,045
Spring Airlines Co. Ltd. Class A	300	2,158
		15,942

Apparel - 0.3%
Visual China Group Co. Ltd. Class A(a)	400	1,420
Youngor Group Co. Ltd. Class A	1,000	2,069
		3,489

Auto Manufacturers - 2.9%
Beiqi Foton Motor Co. Ltd. Class A(b)	1,800	1,491
Byd Co. Ltd. Class A(a)	700	6,409
China Avionics Systems Co. Ltd. Class A	800	2,337
Chongqing Changan Automobile Co. Ltd. Class A	2,000	4,103
FAW CAR Co. Ltd. Class A	800	1,306
Great Wall Motor Co. Ltd. Class A	2,100	2,660
Hubei Energy Group Co. Ltd. Class A	2,900	2,015
Pang Da Automobile Trade Co. Ltd. Class A(a)	3,500	1,444
SAIC Motor Corp. Ltd. Class A	3,500	10,656
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	3,565
		35,986

Auto Parts & Equipment - 1.1%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	2,311
Huayu Automotive Systems Co. Ltd. Class A	1,100	2,313
Wanxiang Qianchao Co. Ltd. Class A	1,200	2,809
Weichai Power Co. Ltd. Class A	1,600	1,875
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A(b) (c)	600	3,258
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	700	1,806
		14,372

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value

Banks - 16.5%
Agricultural Bank of China Ltd. Class A	37,300	$17,911
Bank of Beijing Co. Ltd. Class A	6,000	9,337
Bank of China Ltd. Class A	33,400	16,089
Bank of Communications Co. Ltd. Class A	18,700	15,799
Bank of Nanjing Co. Ltd. Class A	3,240	4,565
Bank of Ningbo Co. Ltd. Class A	2,100	4,658
China CITIC Bank Corp. Ltd. Class A(a)	4,200	3,574
China Construction Bank Corp. Class A	5,100	3,635
China Everbright Bank Co. Ltd. Class A	18,900	10,664
China Merchants Bank Co. Ltd. Class A	9,800	25,735
China Minsheng Banking Corp. Ltd. Class A	14,000	18,761
Huaxia Bank Co. Ltd. Class A	4,200	6,233
Industrial & Commercial Bank of China Ltd. Class A	25,700	17,123
Industrial Bank Co. Ltd. Class A	9,000	20,582
Ping An Bank Co. Ltd. Class A	8,160	10,653
Shanghai Pudong Development Bank Co. Ltd. Class A	9,680	22,617
		207,936

Beverages - 4.1%
Beijing Yanjing Brewery Co. Ltd. Class A	1,500	1,708
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	400	4,317
Kweichow Moutai Co. Ltd. Class A	600	26,283
Luzhou Laojiao Co. Ltd. Class A	1,400	6,240
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A(a)	500	1,664
Tsingtao Brewery Co. Ltd. Class A	400	1,745
Wuliangye Yibin Co. Ltd. Class A(a)	2,000	9,763
		51,720

Biotechnology - 0.4%
Hualan Biological Engineering, Inc. Class A	480	2,262
MeiHua Holdings Group Co. Ltd. Class A	3,100	2,889
		5,151

Building Materials - 0.6%
Anhui Conch Cement Co. Ltd. Class A	2,100	4,582
Luxin Venture Capital Group Co. Ltd. Class A	400	1,297
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	2,256
		8,135

Chemicals - 1.5%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	2,200	1,845
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	2,000	2,242
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	1,200	2,687
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,800	2,174
Qinghai Salt Lake Industry Co. Ltd. Class A	600	1,900
Sinopec Shanghai Petrochemical Co. Ltd. Class A(a)	3,200	2,929
Wanhua Chemical Group Co. Ltd. Class A	1,200	3,115
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	2,329
		19,221

Coal - 1.1%
China Coal Energy Co. Ltd. Class A	3,200	2,478

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value

Coal - 1.1% (continued)
China Shenhua Energy Co. Ltd. Class A	2,900	$6,123
Jizhong Energy Resources Co. Ltd. Class A	1,900	1,517
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A(a)	1,600	1,570
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	2,079
		13,767

Commercial Services - 0.9%
Dalian Port PDA Co. Ltd. Class A	1,800	1,596
Eternal Asia Supply Chain Management Ltd. Class A	1,000	2,149
Shanghai International Port Group Co. Ltd. Class A	3,300	2,526
Shenzhen Jinjia Group Co. Ltd. Class A	600	1,044
Unigroup Guoxin Co. Ltd. Class A	300	1,979
Yingkou Port Liability Co. Ltd. Class A	2,900	1,462
		10,756

Computers - 2.3%
BOE Technology Group Co. Ltd. Class A	16,100	5,581
Dawning Information Industry Co. Ltd. Class A	300	1,793
DHC Software Co. Ltd. Class A(b) (c)	1,500	5,650
Fujian Newland Computer Co. Ltd. Class A	900	2,706
GRG Banking Equipment Co. Ltd. Class A	600	1,480
Inspur Electronic Information Industry Co. Ltd. Class A	500	1,759
Shenghe Resources Holding Co. Ltd. Class A	500	1,229
Shenzhen Rapoo Technology Co. Ltd. Class A(a)	200	1,532
Tsinghua Tongfang Co. Ltd. Class A	1,600	3,592
Venustech Group, Inc. Class A	800	3,101
		28,423

Distribution/Wholesale - 0.5%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	1,869
Minmetals Development Co. Ltd. Class A(a)	500	1,409
Shanghai Jahwa United Co. Ltd. Class A	400	1,731
Sinochem International Corp. Class A	1,100	1,492
		6,501

Diversified Financial Services - 10%
Anxin Trust Co. Ltd. Class A	900	2,278
Bohai Financial Investment Holding Co. Ltd. Class A(a) (b) (c)	6,000	6,141
Changjiang Securities Co. Ltd. Class A	2,600	4,526
China Merchants Securities Co. Ltd. Class A	2,800	6,933
CITIC Securities Co. Ltd. Class A	4,700	11,447
Dongxing Securities Co. Ltd. Class A	900	3,301
Everbright Securities Co. Ltd. Class A	1,600	4,067
Founder Securities Co. Ltd. Class A(a)	4,400	5,058
GF Securities Co. Ltd. Class A(a)	2,800	7,042
Guosen Securities Co. Ltd. Class A	2,200	5,695
Guotai Junan Securities Co. Ltd. Class A	2,400	6,407
Guoyuan Securities Co. Ltd. Class A(a) (b) (c)	1,100	2,760
Haitong Securities Co. Ltd. Class A	3,900	9,024
Huatai Securities Co. Ltd. Class A(a)	2,600	7,382
Industrial Securities Co. Ltd. Class A	3,560	3,948
Northeast Securities Co. Ltd. Class A	1,300	2,518
Orient Securities Co. Ltd. Class A	1,800	4,541

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value

Diversified Financial Services -10% (continued)
Pacific Securities Co. Ltd. Class A	2,350	$2,162
Sealand Securities Co. Ltd. Class A	2,250	2,495
Shanghai DZH Ltd. Class A(a)	1,100	1,517
Shanxi Securities Co. Ltd. Class A	1,200	2,982
Shenwan Hongyuan Group Co. Ltd. Class A(a)	6,600	8,329
Sinolink Securities Co. Ltd. Class A	1,600	3,236
SooChow Securities Co. Ltd. Class A	1,300	2,614
Southwest Securities Co. Ltd. Class A	3,000	3,268
Western Securities Co. Ltd. Class A	1,500	5,821
		125,492

Electric - 3.8%
Beijing Jingneng Power Co. Ltd. Class A	2,100	1,349
China National Nuclear Power Co. Ltd. Class A(a)	6,200	6,354
China Yangtze Power Co. Ltd. Class A	7,200	13,495
GD Power Development Co. Ltd. Class A	9,400	4,133
Huadian Power International Corp. Ltd. Class A	4,400	3,268
Huaneng Power International, Inc. Class A	3,700	4,175
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	3,100	1,405
SDIC Power Holdings Co. Ltd. Class A	3,600	3,566
Shanghai Electric Power Co. Ltd. Class A	1,200	1,849
Shenergy Co. Ltd. Class A	2,500	2,153
Shenzhen Energy Group Co. Ltd. Class A	2,100	2,011
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	2,851
Zhefu Holding Group Co. Ltd. Class A(b) (c)	1,100	883
		47,492

Electrical Components & Equipment - 1.5%
Changyuan Group Ltd. Class A	720	1,497
China Aviation Optical-Electrical Technology Co. Ltd. Class A	300	1,950
China XD Electric Co. Ltd. Class A	2,800	2,130
Chinese Universe Publishing & Media Co. Ltd. Class A	800	2,491
Dongfang Electric Corp. Ltd. Class A	1,100	1,621
TBEA Co. Ltd. Class A	1,800	2,301
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,100	2,498
Zhejiang Chint Electrics Co. Ltd. Class A	600	1,697
Zhejiang Wanma Co. Ltd. Class A	500	1,486
Zhongshan Broad Ocean Motor Co. Ltd. Class A(b) (c)	900	1,617
		19,288

Electronics - 2.1%
Chengdu Santai Holding Group Co. Ltd. Class A	500	1,422
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	2,320
GoerTek, Inc. Class A	800	3,443
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,300	10,627
Han's Laser Technology Industry Group Co. Ltd. Class A	600	2,056
Luxshare Precision Industry Co. Ltd. Class A	1,050	3,096
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(b) (c)	2,300	2,861
		25,825

Engineering & Construction - 4.2%
China CAMC Engineering Co. Ltd. Class A	480	1,417
China Communications Construction Co. Ltd. Class A	2,100	3,318

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value

Engineering & Construction - 4.2% (continued)
China Gezhouba Group Co. Ltd. Class A	2,400	$2,096
China National Chemical Engineering Co. Ltd. Class A	2,700	2,241
China Railway Construction Corp. Ltd. Class A	3,600	5,380
China Railway Group Ltd. Class A	7,400	7,740
China State Construction Engineering Corp. Ltd. Class A	14,300	11,416
Metallurgical Corp. of China Ltd. Class A	6,700	3,710
Power Construction Corp. of China Ltd. Class A	11,100	9,511
Shanghai Construction Group Co. Ltd. Class A	2,640	1,517
Shanghai International Airport Co. Ltd. Class A	500	1,955
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	2,140
		52,441

Entertainment - 0.4%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	3,265
Wanda Cinema Line Co. Ltd. Class A	200	2,398
		5,663

Environmental Control - 0.4%
Beijing Capital Co. Ltd. Class A	2,600	1,517
Beijing Orient Landscape & Ecology Co. Ltd. Class A	500	1,795
Tus-Sound Environmental Resources Co. Ltd.	400	1,834
		5,146

Food - 1.7%
COFCO Tunhe Co. Ltd. Class A(a)	1,100	1,906
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,700	5,327
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	7,505
Muyuan Foodstuff Co. Ltd. Class A	300	2,275
Shenzhen Agricultural Products Co. Ltd. Class A	900	1,642
Yonghui Superstores Co. Ltd. Class A	4,400	2,727
		21,382

Gas - 0.2%
Beijing SPC Environmental Protection Tech Co. Ltd. Class A	1,000	2,539

Hand/Machine Tools - 0.2%
China First Heavy Industries Class A	3,500	2,737

Healthcare-Products - 0.3%
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	440	1,836
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	300	1,428
		3,264

Healthcare-Services - 0.4%
Shanghai RAAS Blood Products Co. Ltd. Class A	900	5,089

Holding Companies-Diversified - 1.3%
Avic Capital Co. Ltd. Class A	3,400	3,000
China Baoan Group Co. Ltd. Class A	900	1,850
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	6,762
Humanwell Healthcare Group Co. Ltd. Class A	700	1,762

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value

Holding Companies-Diversified - 1.3% (continued)
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	$2,689
		16,063

Home Furnishings - 2.1%
Hisense Electric Co. Ltd. Class A	700	1,857
Midea Group Co. Ltd. Class A	3,300	11,746
Qingdao Haier Co. Ltd. Class A	2,900	3,865
Shanghai Oriental Pearl Media Co. Ltd. Class A(a)	1,400	5,099
Sichuan Changhong Electric Co. Ltd. Class A(a)	2,400	1,592
TCL Corp. Class A	5,900	2,913
		27,072

Insurance - 3.8%
China Life Insurance Co. Ltd. Class A	2,300	7,186
China Pacific Insurance Group Co. Ltd. Class A	2,900	11,767
New China Life Insurance Co. Ltd. Class A	700	4,244
Ping An Insurance Group Co. of China Ltd. Class A	5,100	24,521
		47,718

Internet - 0.3%
People.cn Co. Ltd. Class A	600	1,496
Searainbow Holding Corp. Class A(a)	500	3,017
		4,513

Iron/Steel - 1.6%
Angang Steel Co. Ltd. Class A(a)	2,700	1,552
Baoshan Iron & Steel Co. Ltd. Class A(b)	5,800	4,265
Gansu Gangtai Holding Group Co. Ltd. Class A	700	1,708
Hesteel Co. Ltd. Class A(a)	5,700	2,369
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	12,900	5,536
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A(a) (b) (c)	4,600	1,650
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a)	3,000	1,423
Wuhan Iron & Steel Co. Ltd. Class A(a) (b)	5,400	2,236
		20,739

Leisure Time - 0.5%
AVIC Aero-Engine Controls Co. Ltd. Class A	700	2,773
China International Travel Service Corp. Ltd. Class A	500	3,300
		6,073

Machinery-Construction & Mining - 0.6%
Sany Heavy Industry Co. Ltd. Class A(a)	4,100	3,089
XCMG Construction Machinery Co. Ltd. Class A(a)	3,800	1,745
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,107
		6,941

Machinery-Diversified - 0.8%
Leo Group Co. Ltd. Class A	1,400	3,590
NARI Technology Co. Ltd. Class A	1,300	2,608

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value

Machinery-Diversified - 0.8% (continued)
Shanghai Electric Group Co. Ltd. Class A	3,200	$3,630
		9,828

Media - 0.9%
China South Publishing & Media Group Co. Ltd. Class A	1,000	2,717
CITIC Guoan Information Industry Co. Ltd. Class A	800	2,558
Huawen Media Investment Corp. Class A	1,100	1,631
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,100	2,304
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,100	1,740
		10,950
Metal Fabricate/Hardware - 0.2%
Jiangsu Shagang Co. Ltd. Class A(a)	800	1,719
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,393
		3,112

Mining - 2.8%
Aluminum Corp. of China Ltd. Class A(a)	5,300	2,998
China Minmetals Rare Earth Co. Ltd. Class A(a)	1,000	1,978
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	3,396
Jiangxi Copper Co. Ltd. Class A	1,100	2,225
Jinduicheng Molybdenum Co. Ltd. Class A(a)	1,400	1,712
Shandong Gold Mining Co. Ltd. Class A	700	4,087
Shandong Nanshan Aluminum Co. Ltd. Class A(a)	2,700	2,998
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,200	1,878
Tongling Nonferrous Metals Group Co. Ltd. Class A	4,700	1,791
Western Mining Co. Ltd. Class A(b) (c)	2,400	2,136
Xiamen Tungsten Co. Ltd. Class A	600	2,675
Zhongjin Gold Corp. Ltd. Class A	1,888	3,184
Zijin Mining Group Co. Ltd. Class A	7,500	3,793
		34,851

Miscellaneous Manufacturer - 1.9%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	600	1,991
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	600	1,306
CRRC Corp. Ltd. Class A	10,900	14,999
Shenzhen O-film Tech Co. Ltd. Class A	500	2,213
Kangde Xin Composite Material Group Co. Ltd. Class A	1,199	3,077
		23,586

Oil & Gas - 1.1%
China Petroleum & Chemical Corp. Class A	7,600	5,383
PetroChina Co. Ltd. Class A	5,100	5,533
Wintime Energy Co. Ltd. Class A(a)	5,000	2,956
		13,872

Oil & Gas Services - 0.5%
China Oilfield Services Ltd. Class A	1,100	2,006
Offshore Oil Engineering Co. Ltd. Class A	2,300	2,385
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	500	1,447
		5,838

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value
Packaging & Containers - 0.1%
Org Packaging Co. Ltd. Class A	1,200	$1,590

Pharmaceuticals - 4.8%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	1,811
Beijing Tongrentang Co. Ltd. Class A	800	3,576
China National Accord Medicines Corp. Ltd. Class A	200	1,954
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	1,817
Dong-E-E-Jiao Co. Ltd. Class A	400	3,171
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	2,219
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	700	1,807
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	1,200	1,567
Harbin Pharmaceutical Group Co. Ltd. Class A	1,270	1,580
Huadong Medicine Co. Ltd. Class A	200	2,023
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,320	7,945
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	500	1,872
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	5,243
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	2,854
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	640	1,677
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	2,041
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	600	1,432
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	1,619
Tasly Pharmaceutical Group Co. Ltd. Class A	600	3,220
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	720	2,235
Yunnan Baiyao Group Co. Ltd. Class A	500	4,824
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	2,026
Zhejiang NHU Co. Ltd. Class A	600	1,902
		60,415

Pipelines - 0.1%
Guanghui Energy Co. Ltd. Class A	2,700	1,661

Real Estate - 5.4%
Beijing Capital Development Co. Ltd. Class A(a)	1,200	2,002
Beijing Urban Construction Investment & Development Co. Ltd. Class A	900	1,687
China Fortune Land Development Co. Ltd. Class A	1,100	4,024
China Vanke Co. Ltd. Class A(b) (c)	9,700	19,563
Financial Street Holdings Co. Ltd. Class A	1,600	2,334
Gemdale Corp. Class A	2,400	3,731
Oceanwide Holdings Co. Ltd. Class A	1,700	2,579
Poly Real Estate Group Co. Ltd. Class A	5,700	7,382
RiseSun Real Estate Development Co. Ltd. Class A	1,800	1,815
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	500	1,874
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,980	6,760
Shanghai SMI Holding Co. Ltd. Class A(a) (b) (c)	1,600	3,448
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	2,442
Suning Universal Co. Ltd. Class A(b) (c)	2,500	4,911
Xinhu Zhongbao Co. Ltd. Class A	3,200	2,031
Zhongtian Urban Development Group Co. Ltd. Class A	2,100	1,963
		68,546

Retail - 1.0%
Nanjing Xinjiekou Department Store Co. Ltd. Class A	400	1,709
Shanghai Bailian Group Co. Ltd. Class A	900	1,631
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	2,709

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value

Retail - 1.0% (continued)
Suning Commerce Group Co. Ltd. Class A	3,900	$6,356
		12,405

Semiconductors - 0.4%
Sanan Optoelectronics Co. Ltd. Class A	1,200	3,596
Xi'an LONGi Silicon Materials Corp. Class A	1,000	1,958
		5,554

Shipbuilding - 1.0%
China CSSC Holdings Ltd. Class A	800	2,673
China Shipbuilding Industry Co. Ltd. Class A	8,800	8,359
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A	400	1,522
		12,554

Software - 2.3%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,375
Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A(b) (c)	1,500	4,437
Hundsun Technologies, Inc. Class A	300	3,006
Iflytek Co. Ltd. Class A	1,300	6,408
NavInfo Co. Ltd. Class A	1,050	3,876
Neusoft Corp. Class A	600	1,650
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	400	2,158
Yonyou Network Technology Co. Ltd. Class A	700	2,057
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,145
		29,112

Telecommunications - 1.9%
Addsino Co. Ltd. Class A(b) (c)	1,400	3,227
China Spacesat Co. Ltd. Class A	600	3,025
China United Network Communications Ltd. Class A	10,000	5,717
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	1,915
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	1,822
Guangzhou Haige Communications Group, Inc. Co. Class A(b) (c)	1,200	2,240
Guoxuan High-Tech Co. Ltd.	300	1,777
ZTE Corp. Class A	1,800	3,873
		23,596

Toys/Games/Hobbies - 0.2%
Alpha Group Class A	700	3,146

Transportation - 1.6%
China COSCO Holdings Co. Ltd. Class A(a)	3,800	2,897
China High-Speed Railway Technology Co. Ltd. Class A(a)	1,000	1,634
China Merchants Energy Shipping Co. Ltd. Class A	2,800	1,966
China Shipping Container Lines Co. Ltd. Class A(a)	4,000	2,377
Daqin Railway Co. Ltd. Class A	7,100	6,861
Guangshen Railway Co. Ltd. Class A	3,000	1,760
Ningbo Port Co. Ltd. Class A	4,100	3,045
		20,540

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Market Value

Water - 0.1%
Guangdong Golden Dragon Development, Inc. Class A	500	$1,558

Total Common Stocks (Cost $1,473,562)		1,232,841

Total Investments -97.9% (Cost $1,473,562) #		1,232,841
Other assets in excess of liabilities - 2.1%		26,766
Total Net Assets - 100.0%		$1,259,607

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $72,774 or 5.8% of net assets.
(c)	Security has been deemed to be illiquid as of June 30, 2016.

#	Cost for federal income tax purposes is $1,473,562. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,446
Gross unrealized depreciation	(271,167)
Net unrealized depreciation	$(240,721)

Summary of Investments by Sector^
Financials	36.7%
Industrials	15.6
Consumer Discretionary	9.8
Information Technology	8.0
Materials	7.1
Consumer Staples	6.8
Health Care	6.2
Utilities	4.2
Energy	2.9
Telecommunication Services	0.6
Other assets in excess of liabilities	2.1
100.0%

^	As a percentage of total net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

At June 30, 2016, CSOP MSCI China A International Hedged ETF had open forward foreign currency contracts as described below. The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Chinese Offshore Renminbi	8,297,511	Brown Brothers Harriman & Co.	$1,245,134	7/5/16	$196
Chinese Offshore Renminbi	213,217	Brown Brothers Harriman & Co.	31,996	7/5/16	(328)
					(132)

Contracts to Sell:
Chinese Offshore Renminbi	260,903	Brown Brothers Harriman & Co.	39,151	7/5/16	403
Chinese Offshore Renminbi	148,477	Brown Brothers Harriman & Co.	22,280	7/5/16	219
Chinese Offshore Renminbi	7,882,593	Brown Brothers Harriman & Co.	1,182,871	7/5/16	12,729
Chinese Offshore Renminbi	118,831	Brown Brothers Harriman & Co.	17,832	7/5/16	189
Chinese Offshore Renminbi	8,297,511	Brown Brothers Harriman & Co.	1,243,789	8/2/16	(213)
Chinese Offshore Renminbi	97,870	Brown Brothers Harriman & Co.	14,671	8/2/16	(6)
					13,321
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$13,189

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 97.5%
China - 97.5%
Advertising - 0.2%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,100	$2,729

Aerospace/Defense - 0.8%
AVIC Aircraft Co. Ltd. Class A	1,100	3,250
AVIC Aviation Engine Corp. PLC Class A	700	3,640
AVIC Helicopter Co. Ltd. Class A	300	1,868
Jihua Group Corp. Ltd. Class A	1,600	1,834
		10,592

Agriculture - 0.6%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	2,177
New Hope Liuhe Co. Ltd. Class A	4,000	4,994
		7,171

Airlines - 1.1%
Air China Ltd. Class H	4,000	2,732
China Eastern Airlines Corp. Ltd. Class H(a)	6,000	2,985
China Southern Airlines Co. Ltd. Class H	6,000	3,380
Hainan Airlines Co. Ltd. Class A(a)	5,600	2,664
Spring Airlines Co. Ltd. Class A	200	1,439
		13,200

Apparel - 0.5%
Heilan Home Co. Ltd. Class A	1,400	2,374
Youngor Group Co. Ltd. Class A	1,600	3,311
		5,685

Auto Manufacturers - 2.5%
Byd Co. Ltd. Class H(a)	1,000	5,987
China Avionics Systems Co. Ltd. Class A	500	1,461
Chongqing Changan Automobile Co. Ltd. Class A	2,200	4,513
FAW CAR Co. Ltd. Class A	800	1,306
Great Wall Motor Co. Ltd. Class H	1,500	1,241
Hubei Energy Group Co. Ltd. Class A	2,500	1,737
Pang Da Automobile Trade Co. Ltd. Class A(a)	4,400	1,816
SAIC Motor Corp. Ltd. Class A	3,100	9,438
Zhengzhou Yutong Bus Co. Ltd. Class A	1,300	3,863
		31,362

Auto Parts & Equipment - 0.7%
Fuyao Glass Industry Group Co. Ltd. Class A	1,400	2,941
Huayu Automotive Systems Co. Ltd. Class A	400	841
Wanxiang Qianchao Co. Ltd. Class A	1,100	2,575
Weichai Power Co. Ltd. Class A	2,300	2,696
		9,053

Banks - 16.7%
Agricultural Bank of China Ltd. Class H	41,000	14,955

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Value

Banks - 16.7% (continued)
Bank of Beijing Co. Ltd. Class A	9,900	$15,406
Bank of China Ltd. Class H	21,000	8,364
Bank of Communications Co. Ltd. Class H	30,000	18,908
Bank of Nanjing Co. Ltd. Class A	1,900	2,677
Bank of Ningbo Co. Ltd. Class A	1,900	4,214
China CITIC Bank Corp. Ltd. Class H (a)	4,000	2,428
China Construction Bank Corp. Class H	7,000	4,619
China Everbright Bank Co. Ltd. Class H	17,000	7,757
China Merchants Bank Co. Ltd. Class H	11,000	24,584
China Minsheng Banking Corp. Ltd. Class H	27,500	26,513
Huaxia Bank Co. Ltd. Class A	5,100	7,569
Industrial & Commercial Bank of China Ltd. Class H	24,000	13,270
Industrial Bank Co. Ltd. Class A	13,500	30,873
Ping An Bank Co. Ltd. Class A	6,600	8,616
Shanghai Pudong Development Bank Co. Ltd. Class A	8,250	19,276
		210,029

Beverages - 2.9%
Beijing Yanjing Brewery Co. Ltd. Class A	1,300	1,481
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	100	1,079
Kweichow Moutai Co. Ltd. Class A	500	21,903
Luzhou Laojiao Co. Ltd. Class A	700	3,120
Wuliangye Yibin Co. Ltd. Class A(a)	1,800	8,787
		36,370

Biotechnology - 0.3%
Hualan Biological Engineering, Inc. Class A	480	2,262
MeiHua Holdings Group Co. Ltd. Class A	1,800	1,677
		3,939

Building Materials - 3.5%
Anhui Conch Cement Co. Ltd. Class A	1,900	4,146
BBMG Corp. Class H	4,000	1,191
Gree Electric Appliances, Inc. of Zhuhai Class A(b) (c)	14,200	36,864
Luxin Venture Capital Group Co. Ltd. Class A	300	973
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,200	1,804
		44,978

Chemicals - 1.1%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	1,000	839
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	700	785
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	900	2,015
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,200	1,450
Qinghai Salt Lake Industry Co. Ltd. Class A	400	1,266
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,000	1,825
Wanhua Chemical Group Co. Ltd. Class A	1,000	2,596
Zhejiang Longsheng Group Co. Ltd. Class A	2,100	2,716
		13,492

Coal - 0.5%
China Coal Energy Co. Ltd. Class H(a)	2,000	1,039
China Shenhua Energy Co. Ltd. Class H	2,000	3,676

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Value

Coal - 0.5% (continued)
Shaanxi Coal Industry Co. Ltd. Class A(a)	1,800	$1,396
		6,111

Commercial Services - 0.7%
BlueFocus Communication Group Co. Ltd. Class A	1,600	2,331
Eternal Asia Supply Chain Management Ltd. Class A	1,200	2,579
Shanghai International Port Group Co. Ltd. Class A	3,300	2,526
Yingkou Port Liability Co. Ltd. Class A	1,900	958
		8,394

Computers - 2.6%
Aisino Corp. Class A	1,100	3,929
BOE Technology Group Co. Ltd. Class A	22,800	7,903
DHC Software Co. Ltd. Class A(b) (c)	2,200	8,286
Inspur Electronic Information Industry Co. Ltd. Class A	600	2,111
Leshi Internet Information & Technology Corp. Beijing Class A	900	7,146
Tsinghua Tongfang Co. Ltd. Class A	1,600	3,592
		32,967

Distribution/Wholesale - 0.6%
Liaoning Cheng Da Co. Ltd. Class A(a)	1,200	2,804
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A(a)	100	296
Wuchan Zhongda Group Co. Ltd. Class A	1,170	1,643
Xiamen C & D, Inc. Class A	1,700	3,061
		7,804

Diversified Financial Services - 10.8%
Anxin Trust Co. Ltd. Class A	900	2,279
Bohai Financial Investment Holding Co. Ltd. Class A(a) (b) (c)	5,300	5,424
Changjiang Securities Co. Ltd. Class A	3,100	5,396
China Merchants Securities Co. Ltd. Class A	2,900	7,180
CITIC Securities Co. Ltd. Class H	7,000	15,338
Dongxing Securities Co. Ltd. Class A	500	1,834
Everbright Securities Co. Ltd. Class A	1,000	2,542
Founder Securities Co. Ltd. Class A(a)	3,900	4,483
GF Securities Co. Ltd. Class H(a)	2,600	5,898
Guosen Securities Co. Ltd. Class A	2,400	6,212
Guotai Junan Securities Co. Ltd. Class A	1,600	4,271
Guoyuan Securities Co. Ltd. Class A(a) (b) (c)	1,000	2,509
Haitong Securities Co. Ltd. Class H	9,200	15,463
Huatai Securities Co. Ltd. Class H	3,600	7,647
Industrial Securities Co. Ltd. Class A	5,190	5,755
Northeast Securities Co. Ltd. Class A	1,280	2,480
Orient Securities Co. Ltd. Class A	2,500	6,306
Pacific Securities Co. Ltd. Class A	4,580	4,213
SDIC Essence Holdings Co. Ltd. Class A(a)	1,100	2,941
Sealand Securities Co. Ltd. Class A	2,100	2,329
Shanxi Securities Co. Ltd. Class A	1,500	3,727
Shenwan Hongyuan Group Co. Ltd. Class A(a)	4,300	5,427
Sinolink Securities Co. Ltd. Class A	1,800	3,641
SooChow Securities Co. Ltd. Class A	2,300	4,625
Southwest Securities Co. Ltd. Class A	2,700	2,941

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Value

Diversified Financial Services - 10.8% (continued)
Western Securities Co. Ltd. Class A	1,100	$4,269
		135,130
Electric - 3.5%
Beijing Jingneng Power Co. Ltd. Class A	1,300	835
China National Nuclear Power Co. Ltd. Class A(a)	4,700	4,817
China Yangtze Power Co. Ltd. Class A	6,300	11,808
Datang International Power Generation Co. Ltd. Class H	6,000	1,670
GD Power Development Co. Ltd. Class A	11,300	4,968
Huadian Power International Corp. Ltd. Class H	4,000	1,902
Huaneng Power International, Inc. Class H	6,000	3,697
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	2,700	1,224
SDIC Power Holdings Co. Ltd. Class A	3,200	3,169
Shanghai Electric Power Co. Ltd. Class A	1,000	1,541
Shenergy Co. Ltd. Class A	2,100	1,809
Shenzhen Energy Group Co. Ltd. Class A	1,200	1,149
Sichuan Chuantou Energy Co. Ltd. Class A	2,100	2,603
Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,900	2,979
		44,171

Electrical Components & Equipment - 0.8%
China XD Electric Co. Ltd. Class A	2,000	1,522
Chinese Universe Publishing & Media Co. Ltd. Class A	600	1,868
Dongfang Electric Corp. Ltd. Class H	2,000	1,565
TBEA Co. Ltd. Class A	2,400	3,069
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,800	2,454
		10,478

Electronics - 1.7%
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,300	1,676
GoerTek, Inc. Class A	400	1,721
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,800	5,797
Han's Laser Technology Industry Group Co. Ltd. Class A	900	3,085
Luxshare Precision Industry Co. Ltd. Class A	750	2,212
Shenzhen Inovance Technology Co. Ltd. Class A	800	2,329
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(b) (c)	4,100	5,100
		21,920

Energy-Alternate Sources - 0.0%(d)
CECEP Wind-Power Corp. Class A	200	298

Engineering & Construction - 3.1%
China Communications Construction Co. Ltd. Class H	2,000	2,140
China Gezhouba Group Co. Ltd. Class A	2,700	2,358
China National Chemical Engineering Co. Ltd. Class A	1,800	1,494
China Railway Construction Corp. Ltd. Class H	3,500	4,362
China Railway Group Ltd. Class H	6,000	4,454
China State Construction Engineering Corp. Ltd. Class A	15,100	12,055
Metallurgical Corp. of China Ltd. Class H	8,000	2,444
Power Construction Corp. of China Ltd. Class A	4,000	3,427
Shanghai Construction Group Co. Ltd. Class A	1,920	1,103
Shanghai International Airport Co. Ltd. Class A	800	3,127

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Value

Engineering & Construction - 3.1% (continued)
Shanghai Tunnel Engineering Co. Ltd. Class A	1,500	$1,889
		38,853
Entertainment - 1.3%
Beijing Enlight Media Co. Ltd. Class A	800	1,388
Huayi Brothers Media Corp. Class A	1,798	3,653
Shenzhen Overseas Chinese Town Co. Ltd. Class A	4,000	3,842
Songcheng Performance Development Co. Ltd. Class A	500	1,869
Wanda Cinema Line Co. Ltd. Class A	500	5,995
		16,747

Environmental Control - 0.5%
Beijing Capital Co. Ltd. Class A	1,600	934
Beijing Originwater Technology Co. Ltd. Class A	1,479	3,303
Tus-Sound Environmental Resources Co. Ltd.	500	2,292
		6,529

Food - 1.8%
COFCO Tunhe Co. Ltd. Class A(a)	1,000	1,733
Henan Shuanghui Investment & Development Co. Ltd. Class A	900	2,820
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,000	15,009
Shenzhen Agricultural Products Co. Ltd. Class A	900	1,642
Yonghui Superstores Co. Ltd. Class A	4,000	2,479
		23,683

Hand/Machine Tools - 0.2%
China First Heavy Industries Class A	2,500	1,955

Healthcare-Products - 0.3%
Lepu Medical Technology Beijing Co. Ltd. Class A	1,400	3,832

Healthcare-Services - 0.4%
Aier Eye Hospital Group Co. Ltd. Class A	400	2,193
Shanghai RAAS Blood Products Co. Ltd. Class A	600	3,393
		5,586

Holding Companies-Diversified - 1.1%
Avic Capital Co. Ltd. Class A	4,800	4,235
China Baoan Group Co. Ltd. Class A	1,100	2,261
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,302	4,923
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	2,411
		13,830

Home Furnishings - 2.3%
Hisense Electric Co. Ltd. Class A	800	2,122
Midea Group Co. Ltd. Class A	2,850	10,145
Qingdao Haier Co. Ltd. Class A	2,900	3,864
Shanghai Oriental Pearl Media Co. Ltd. Class A(a)	1,900	6,920
Sichuan Changhong Electric Co. Ltd. Class A(a)	3,400	2,255
TCL Corp. Class A	7,000	3,456
		28,762

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Value

Insurance - 5.7%
China Life Insurance Co. Ltd. Class H	2,000	$4,284
China Pacific Insurance Group Co. Ltd. Class H	3,000	10,092
New China Life Insurance Co. Ltd. Class H	1,200	4,261
Ping An Insurance Group Co. of China Ltd. Class A	11,000	52,888
		71,525

Internet - 1.6%
East Money Information Co. Ltd. Class A	2,300	7,662
Ourpalm Co. Ltd. Class A	1,200	1,889
People.cn Co. Ltd. Class A	600	1,495
Searainbow Holding Corp. Class A(a)	700	4,224
Wangsu Science & Technology Co. Ltd. Class A	500	5,042
		20,312

Iron/Steel - 1.2%
Angang Steel Co. Ltd. Class H(a)	2,000	889
Baoshan Iron & Steel Co. Ltd. Class A(b)	4,700	3,456
Hesteel Co. Ltd. Class A(a)	4,000	1,663
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	9,300	3,991
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A(a) (b) (c)	4,000	1,435
Shandong Iron & Steel Co. Ltd. Class A(a)	1,600	569
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a)	2,100	996
Wuhan Iron & Steel Co. Ltd. Class A(a) (b)	3,800	1,574
		14,573

Leisure Time - 0.3%
AVIC Aero-Engine Controls Co. Ltd. Class A	300	1,188
China International Travel Service Corp. Ltd. Class A	400	2,640
		3,828

Machinery-Construction & Mining - 0.6%
Sany Heavy Industry Co. Ltd. Class A(a)	3,600	2,712
XCMG Construction Machinery Co. Ltd. Class A(a)	4,200	1,928
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	6,600	2,263
		6,903

Machinery-Diversified - 0.8%
CITIC Heavy Industries Co. Ltd. Class A	1,100	886
NARI Technology Co. Ltd. Class A	1,500	3,010
Shanghai Electric Group Co. Ltd. Class H(a)	6,000	2,513
Siasun Robot & Automation Co. Ltd. Class A	660	2,515
Tian Di Science & Technology Co. Ltd. Class A	1,600	1,080
		10,004

Media - 1.1%
Beijing Gehua CATV Network Co. Ltd. Class A	700	1,598
China South Publishing & Media Group Co. Ltd. Class A	700	1,902
CITIC Guoan Information Industry Co. Ltd. Class A	1,100	3,517
Huawen Media Investment Corp. Class A	1,700	2,521
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	600	1,257

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Value

Media - 1.1% (continued)
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	600	$949
Wasu Media Holding Co. Ltd. Class A(a)	200	557
Zhejiang Huace Film & TV Co. Ltd. Class A	640	1,495
		13,796
Metal Fabricate/Hardware - 0.1%
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,393

Mining - 2.1%
Aluminum Corp. of China Ltd. Class H(a)	8,000	2,506
China Molybdenum Co. Ltd. Class H	9,000	2,007
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,000	3,994
Jiangxi Copper Co. Ltd. Class H	1,000	1,112
Jinduicheng Molybdenum Co. Ltd. Class A(a)	800	979
Shandong Gold Mining Co. Ltd. Class A	700	4,087
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,300	2,035
Tongling Nonferrous Metals Group Co. Ltd. Class A	6,400	2,439
Zhongjin Gold Corp. Ltd. Class A	1,534	2,587
Zijin Mining Group Co. Ltd. Class H	12,000	4,006
		25,752

Miscellaneous Manufacturer - 1.8%
China International Marine Containers Group Co. Ltd. Class H	1,100	1,353
CRRC Corp. Ltd. Class H	12,000	10,687
Shenzhen O-film Tech Co. Ltd. Class A	400	1,771
Kangde Xin Composite Material Group Co. Ltd. Class A	3,198	8,206
		22,017

Oil & Gas - 0.9%
China Petroleum & Chemical Corp. Class H	8,000	5,774
PetroChina Co. Ltd. Class H	6,000	4,091
Wintime Energy Co. Ltd. Class A(a)	3,300	1,951
		11,816

Oil & Gas Services - 0.4%
China Oilfield Services Ltd. Class H	2,000	1,534
Offshore Oil Engineering Co. Ltd. Class A	2,100	2,177
Sinopec Oilfield Service Corp. Class H(a)	4,000	763
		4,474

Pharmaceuticals - 3.8%
Beijing Tongrentang Co. Ltd. Class A	700	3,129
By-health Co. Ltd. Class A	600	1,219
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	400	1,454
Dong-E-E-Jiao Co. Ltd. Class A	500	3,964
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,600	1,693
Huadong Medicine Co. Ltd. Class A	200	2,023
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,200	7,223
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	700	2,621
Jointown Pharmaceutical Group Co. Ltd. Class A	300	788
Kangmei Pharmaceutical Co. Ltd. Class A	2,900	6,610
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,000	2,436
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	480	1,258

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Value
Pharmaceuticals - 3.8% (continued)
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	300	$1,224
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	300	694
Tasly Pharmaceutical Group Co. Ltd. Class A	700	3,756
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	840	2,608
Yunnan Baiyao Group Co. Ltd. Class A	500	4,825
		47,525

Pipelines - 0.2%
Guanghui Energy Co. Ltd. Class A	3,100	1,907

Real Estate - 6.6%
Beijing Capital Development Co. Ltd. Class A(a)	1,100	1,836
China Fortune Land Development Co. Ltd. Class A	1,300	4,756
China Vanke Co. Ltd. Class A(b) (c)	23,200	46,790
Financial Street Holdings Co. Ltd. Class A	1,500	2,188
Gemdale Corp. Class A	2,200	3,420
Oceanwide Holdings Co. Ltd. Class A	1,000	1,517
Poly Real Estate Group Co. Ltd. Class A	6,100	7,900
RiseSun Real Estate Development Co. Ltd. Class A	1,900	1,916
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	720	2,458
Shanghai SMI Holding Co. Ltd. Class A(a) (b) (c)	1,400	3,017
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	700	1,899
Xinhu Zhongbao Co. Ltd. Class A	4,400	2,793
Zhongtian Urban Development Group Co. Ltd. Class A	2,700	2,524
		83,014

Retail - 0.9%
Shanghai Bailian Group Co. Ltd. Class A	700	1,269
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	2,642
Suning Commerce Group Co. Ltd. Class A	4,200	6,845
		10,756

Semiconductors - 0.4%
Sanan Optoelectronics Co. Ltd. Class A	1,600	4,795

Shipbuilding - 0.9%
China CSSC Holdings Ltd. Class A	700	2,338
China Shipbuilding Industry Co. Ltd. Class A	8,800	8,359
		10,697

Software - 1.7%
Beijing Shiji Information Technology Co. Ltd. Class A	300	1,188
Beijing Ultrapower Software Co. Ltd. Class A	1,100	1,756
Hundsun Technologies, Inc. Class A	500	5,010
Iflytek Co. Ltd. Class A	900	4,437
Neusoft Corp. Class A	700	1,924
Shanghai 2345 Network Holding Group Co. Ltd. Class A	400	738
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	500	2,697
Yonyou Network Technology Co. Ltd. Class A	900	2,644
Zhejiang Dahua Technology Co. Ltd. Class A	850	1,671
		22,065

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

	Shares	Value

Telecommunications - 1.7%
Beijing Xinwei Telecom Technology Group Co. Ltd. Class A	1,100	$2,945
China Spacesat Co. Ltd. Class A	600	3,025
China United Network Communications Ltd. Class A	8,100	4,631
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,100	3,009
Guangzhou Haige Communications Group, Inc. Co. Class A(b) (c)	1,700	3,173
ZTE Corp. Class H	3,200	4,034
		20,817

Toys/Games/Hobbies - 0.2%
Alpha Group Class A	500	2,247

Transportation - 1.3%
China COSCO Holdings Co. Ltd. Class H(a)	7,000	2,463
China Merchants Energy Shipping Co. Ltd. Class A	2,100	1,475
China Shipping Container Lines Co. Ltd. Class H(a)	8,000	1,650
Daqin Railway Co. Ltd. Class A	5,700	5,508
Guangshen Railway Co. Ltd. Class H	4,000	1,897
Ningbo Port Co. Ltd. Class A	3,700	2,748
		15,741

Water - 0.1%
Guangdong Golden Dragon Development, Inc. Class A	500	1,558

Total Common Stocks (Cost $1,408,401)		1,223,165

Total Investments -97.5% (Cost $1,408,401) #		1,223,165
Other assets in excess of liabilities - 2.5%		31,543
Total Net Assets - 100.0%		$1,254,708

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2016, the value of these securities amounted to $117,628 or 9.4% of net assets.
(c)	Security has been deemed to be illiquid as of June 30, 2016.
(d)	Represents less than 0.005%.

#	Cost for federal income tax purposes is $1,408,401. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,314
Gross unrealized depreciation	(212,550)
Net unrealized depreciation	$(185,236)

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

June 30, 2016

Summary of Investments by Sector^
Financials	40.7%
Industrials	13.2
Consumer Discretionary	12.2
Information Technology	8.3
Consumer Staples	5.7
Materials	5.4
Health Care	5.2
Utilities	4.1
Energy	2.1
Telecommunication Services	0.6
Other assets in excess of liabilities	2.5
100.0%

^   As a percentage of total net assets.

CSOP ETF TRUST

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

1.	Organization

CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF, (each a “Fund” and together, the “Funds”). Each Fund is classified as “diversified,” and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an “Index” and together, the “Indices”).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

a.	Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.	Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board of Trustees (the “Board”). Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and exchange-traded funds ("ETFs") that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable net asset value (“NAV”). Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. The Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act"); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2016, for the Funds’ based upon the three levels defined above:

CSOP FTSE China A50 ETF

At June 30, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$4,914,527	$4,477,515	$-	$437,012
Total Investments, at value	$4,914,527	$4,477,515	$-	$437,012

CSOP MSCI China A International Hedged ETF

At June 30, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$1,232,841	$1,160,067	$7,992	$64,782
Total Investments, at value	$1,232,841	$1,160,067	$7,992	$64,782

Other Financial Instruments
Forward Foreign Currency Contracts	$13,189	$-	$13,189	$-
Total Other Financial Instruments	$13,189	$-	$13,189	$-

CSOP China CSI 300 A-H Dynamic ETF

At June 30, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$1,223,165	$1,105,537	$5,030	$112,598
Total Investments, at value	$1,223,165	$1,105,537	$5,030	$112,598

Please refer to the Schedule of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended June 30, 2016, there were two securities transferred from Level 1 to Level 3, with a market value of $437,012, for the CSOP FTSE China A50 ETF.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2015, through June 30, 2016. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP FTSE China A50 ETF	Total	Common Stocks

Balance as of September 30, 2015	$577,641	$577,641
Total realized gain (loss)	249,494	249,494
Change in unrealized appreciation (depreciation)	331,745	331,745
Purchases	-	-
(Sales)	(1,158,880)	(1,158,880)
Transfer In	437,012	437,012
Transfer Out	-	-
Balance as of June 30, 2016	$437,012	$437,012
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2016	$(24,663)	$(24,663)

CSOP MSCI China A International Hedged ETF	Total	Common Stocks

Balance as of October 20, 2015[1]	$-	$-
Total realized gain (loss)	(2,620)	(2,620)
Change in unrealized appreciation (depreciation)	(9,901)	(9,901)
Purchases	88,325	88,325
(Sales)	(11,022)	(11,022)
Transfer In	-	-
Transfer Out	-	-
Balance as of June 30, 2016	$64,782	$64,782
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2016	$(9,901)	$(9,901)

CSOP China CSI 300 A-H Dynamic ETF	Total	Common Stocks

Balance as of October 20, 2015[1]	$-	$-
Total realized gain (loss)	(691)	(691)
Change in unrealized appreciation (depreciation)	(11,909)	(11,909)
Purchases	164,674	164,674
(Sales)	(39,476)	(39,476)
Transfer In	-	-
Transfer Out	-	-
Balance as of June 30, 2016	$112,598	$112,598
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2016	$(11,909)	$(11,909)

1 Commencement of Operations.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:

CSOP FTSE China A50 ETF

	Fair Value at June 30, 2016	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$437,012	Market Approach	Prior/recent transactions	Low - $12.73
				(10/1/2015-10/7/2015)
				High - $24.43
				(12/18/2015-1/8/2016)

CSOP MSCI China A International Hedged ETF

	Fair Value at June 30, 2016	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$64,782	Market Approach	Prior/recent transactions	Low - $2.34
				(5/18/2016)
				High - $72.88
				(11/19/2015)

CSOP China CSI 300 A-H Dynamic ETF

	Fair Value at June 30, 2016	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$112,598	Market Approach	Prior/recent transactions	Low - $2.34
				(5/18/2016)
				High - $26.45
				(11/11/2015)

A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Prior/recent transactions	Increase	Decrease

c.	Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

d.	Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

e.	Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Funds’ respective Schedule of Investments.

3.	Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to certain risks that are specific to China and the Chinese markets. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (“RQFII”) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. If the trading in a significant number of the Funds’ A-Share holdings are halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the People’s Republic of China (“China” or the “PRC”) rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, and may amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have a material adverse impact on Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily and aggregate investment quotas apply to all participants in the Shanghai-Hong Kong Stock Connect program, which may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Trading via the Shanghai-Hong Kong Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China.

Authorized Participant Concentration Risk

Only an Authorized Participant (as defined in the “Purchase and Sale of Fund Shares” section of the Funds’ Prospectuses) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a securities trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a securities trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds investors.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences.

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the reference asset, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involve risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.

Hong Kong Political Risk

Although China has expressed its commitment to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (i.e., is ‘‘pegged’’ to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue. Because the Funds’ NAVs are denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Funds’ NAVs.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The Funds’ investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

New Fund Risk

The Funds have been in operation for a limited duration. Investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategies, may not employ successful investment strategies, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval, and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders, and will cause shareholders to incur the expenses of liquidation.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Offshore Renminbi ("RMB") whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Share holdings must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Passive Investment Risk

The Funds are not actively managed, and therefore will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike most other ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in a more conventional ETF.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by NYSE Arca, Inc. (the “Exchange”), or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

4.	Recently Issued Accounting Pronouncements

In April 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (‘‘ASU’’) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services — Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management has determined that ASU 2015-7 will have no impact on the Funds' financial statement disclosures.

5.	Subsequent Events

In preparing the Schedule of Investments, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

CSOP ETF TRUST

/s/ Ding Chen

By (Signature and Title)*

Ding Chen

President – Principal Executive Officer

Date: August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ding Chen

Ding Chen

President – Principal Executive Officer

Date: August 22, 2016

By (Signature and Title)*

/s/ Monique Labbe

Monique Labbe

Treasurer – Principal Financial Officer

Date: August 22, 2016

* Print name and title of each signing officer under his or her signature.